NATIXIS FUNDS

Supplement dated April 30, 2019 to the Prospectus dated June 1, 2018, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®
(each a “Fund” and together the “Funds”)

Effective April 30, 2019, Christopher Sharpe has joined the portfolio management team of each Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for each Fund is revised to include the following under “Natixis Advisors”:

Christopher Sharpe, CFA® has served as a portfolio manager of the Fund since 2019.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Natixis Advisors”:

Christopher Sharpe, CFA® has been a portfolio manager of the Funds since 2019. Mr. Sharpe joined Natixis Advisors in 2019 and currently serves as Chief Investment Officer and portfolio manager. Prior to joining Natixis Advisors, he was a portfolio manager at Fidelity Investments and an investment policy officer at John Hancock. He received a BS in applied mathematics from Brown University. Mr. Sharpe holds the designation of Chartered Financial Analyst® and has over 30 years of investment experience.

NATIXIS FUNDS

Supplement dated April 30, 2019 to the Statement of Additional Information dated June 1, 2018, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

Effective April 30, 2019, Christopher Sharpe has joined the management team of each Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Christopher Sharpe as of April 1, 2019:

Name of Portfolio Manager (Firm)	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Christopher Sharpe (Natixis Advisors)	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of April 1, 2019, Mr. Sharpe did not own any shares of the Funds.